Annual Operating Expenses {- Banking Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Banking Portfolio - Banking Portfolio-Default	Nov. 12, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%